Related Party Balances and Transactions - Provision of service (Details) - Related party - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Balances and Transactions
Provision of service	¥ 385,314	¥ 99,615
Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Provision of service	307,678	48,731
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Provision of service	76,797	50,319
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Provision of service	719	¥ 565
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Provision of service	¥ 120